CAPITAL AND RESERVES (Tables)	9 Months Ended
Sep. 30, 2025
Equity [Abstract]
SCHEDULE OF COMMON SHARES

All Common Shares rank equally with regards to the Company’s residual assets. The following table is presented in thousands:

	As of
	September 30, 2025	December 31, 2024
Common Shares Issued, Beginning Balance	202,941	183,605
Stock Options Exercised	3,717	5,379
Release of Restricted Stock Units	7,902	13,820
Retirement of Shares	(3,649)	-
Warrants Exercised	-	137
Common Shares Issued, Ending Balance	210,911	202,941

SCHEDULE OF TREASURY STOCK

	As of
	September 30, 2025	December 31, 2024
Treasury Stock, Beginning Balance	442	175
Repurchases of Common Shares	5,070	8,264
Issuance of Treasury Stock	(1,863)	(7,997)
Retirement of Treasury Stock	(3,649)	-
Treasury Stock, Ending Balance	-	442